Stockholders' Equity	12 Months Ended
Dec. 31, 2023
Stockholders' Equity Note [Abstract]
Stockholders' equity
Note 12 – Stockholders’ equity

Ordinary shares

Tungray was incorporated under the laws of Cayman Islands on June 1, 2022. As of June 1, 2022, the authorized shares capital of Tungray was USD50,000 divided into 500,000,000 ordinary shares of par value USD0.0001 each, and the number of issued and outstanding ordinary shares was 1 share with a par value of USD$0.0001. On September 29, 2022, Tungray amended its Memorandum, and the authorized shares capital of Tungray became USD50,000 divided into 500,000,000 shares of a par value of USD0.0001 each, of which (i) 400,000,000 are designated as Class A Ordinary Shares of a par value of USD0.0001 each; and (ii) 100,000,000 are designated as Class B Ordinary Shares of a par value of USD$0.0001 each. Each Class A Ordinary Share shall entitle the holder thereof to one (1) vote on all matters subject to vote at general meetings of the Company, and each Class B Ordinary Share shall entitle the holder thereof to twenty (20) votes on all matters subject to vote at general meetings of the Company. Except to the voting right and the conversion right, the rights, privileges and obligations of the Class A Ordinary Shares and Class B Ordinary Shares shall be pari passu in all aspects, including with respect to the dividends and right upon liquidation of the Company. As of December 31, 2023 and 2022, 10,440,000 Class A Ordinary Shares and 4,560,000 Class B Ordinary Shares are issued and outstanding.

Statutory reserves

The PRC entities are required to set aside at least 10% of their after-tax profits each year, if any, to fund certain statutory reserve funds until such reserve funds reach 50% of its registered capital. In addition, the PRC entities may allocate a portion of its after-tax profits based on PRC accounting standards to enterprise expansion fund and staff bonus and welfare fund at its discretion. The PRC entities may allocate a portion of its after-tax profits based on PRC accounting standards to a discretionary surplus fund at its discretion. The statutory reserve funds and the discretionary funds are not distributable as cash dividends. Remittance of dividends by a wholly foreign-owned company out of China is subject to examination by the banks designated by State Administration of Foreign Exchange. During the years ended December 31, 2023, 2022 and 2021, the PRC entities collectively attributed $8,337, $51,591 and $72,300 of retained earnings for their statutory reserves, respectively.

Restricted assets

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiary. Relevant PRC statutory laws and regulations permit payments of dividends by the PRC Entities only out of its retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the accompanying consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of the PRC entities.

As a result of the foregoing restrictions, the PRC entities are restricted in their ability to transfer their assets to the Company. Foreign exchange and other regulation in the PRC may further restrict the PRC entities from transferring funds to the Company in the form of dividends, loans and advances. As of December 31, 2023 and 2022, amounts restricted are paid-in-capital and statutory reserve of the PRC entities, which amounted to $2,984,735 and $3,371,196, respectively.